FINANCIAL RISK FACTORS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities
Financial assets	Carrying values
December 31, 2020	FVTPL	AC	Total
Cash and cash equivalents	$127,238,165	$–	$127,238,165
Deposits	1,562,493	–	1,562,493
Accounts receivable	–	3,464,401	3,464,401
	$128,800,658	$3,464,401	$132,265,059
December 31, 2019
Cash and cash equivalents	$8,403,196	$–	$8,403,196
Deposits	740,666	–	740,666
Accounts receivable	–	2,621,239	2,621,239
	$9,143,862	$2,621,239	$11,765,101

Financial liabilities	Carrying values
December 31, 2020	FVTPL	AC	Total
Warrant liability	$151,949,611	$–	$151,949,611
Contingent consideration	22,961,412	–	22,961,412
Trade payables	–	8,899,786	8,899,786
Accrued liabilities	–	8,706,813	8,706,813
Accrued interest payable	–	3,301,155	3,301,155
Purchase consideration payable	–	9,053,057	9,053,057
Debts payable	–	165,885,544	165,885,544
	$174,911,023	$195,846,355	$370,757,378

December 31, 2019
Warrant liability	$36,874,124	$–	$36,874,124
Contingent consideration	22,656,980	–	22,656,980
Make-whole provision	3,540,803	–	3,540,803
Trade payables	–	6,806,053	6,806,053
Accrued liabilities	–	5,123,865	5,123,865
Accrued interest payable	–	815,662	815,662
Purchase consideration payable	6,290,897	6,290,897
Debts payable	–	43,995,661	43,995,661
	$63,071,907	$63,032,138	$126,104,045

Schedule of components of accounts receivable and aging

The components of accounts receivable as of December 31, 2020 and 2019 were:

	0-30 days	31-90 days	Over 90 days	Total
Balance, as at December 31, 2020	$2,995,368	$469,033	$–	$3,464,401
Balance, as at December 31, 2019	2,456,226	115,808	49,205	2,621,239

Schedule of the future debt obligation

The Corporation has the following gross obligations as of December 31, 2020, which are expected to be payable in the following respective periods:

	Less than 1 year	1-5 years	> 5 years	Total
Trade payables and accrued liabilities	$17,606,599	$–	$–	$17,606,599
Lease obligations	4,307,052	16,593,868	41,707,890	62,608,810
Purchase consideration	9,053,057	–	–	9,053,057
Income tax payable	21,585,523	–	–	21,585,523
Debt Payable	8,644,633	54,867,766	–	63,512,399
Contingent consideration	–	27,500,000	–	27,500,000
Senior secured notes	–	110,000,000	–	110,000,000
Accrued interest payable	–	3,301,155	–	3,301,155
	$61,196,864	$212,262,789	$41,707,890	315,167,543

Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis of fair value measurement to changes in unobservable inputs

			Value at period end
Significant assumption	Inputs	Sensitivity	December 31, 2020	December 31, 2019
Discount rate	10% (2020)	Increase 1%	$22,681,839	$22,169,349
	6.3% (2019)	Decrease 1%	23,247,053	23,161,325

Currency Risk
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis on the conversion rate

The Corporation performed a sensitivity analysis on the conversion rate applied to Canadian balances:

	Value at year end	Conversion		Effect on fair value, as at
	Dr (Cr.)	rate		December 31, 2020
Balance sheet account	CDN $		Sensitivity	$
Cash and cash equivalents	7,860,570	0.7824	Increase / Decrease 1%	61,501
Warrants	(194,209,626)	0.7824	Increase / Decrease 1%	(1,519,496)